Other Operating Income (Loss), net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Operating Income (Loss), net.
Government subsidies	$ 4,231,406	$ 2,026,269	$ 917,223
(Provision) reversal of contingent losses	254,833	(2,776,293)	(95,857)
Compensation payments		(1,587,473)
Others		62,990	50,903
Others	(32,777)
Total	$ 4,453,462	$ (2,274,507)	$ 872,269